LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Schedule of approximate future minimum rental commitments under noncancelable leases
For the Year Ending
December 31,	Amount
2016	$443,034
2017	310,451
2018	500,049
2019	508,030
2020	452,921
$2,214,485